Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [abstract]
Disclosure of detailed information about intangible assets [text block]
The useful lives for the intangible assets with definite lives are presented below:

Estimated useful lives (years)

Software	3 – 10
Customer relationship	2 – 34.5
Trademarks and patents	7 – 30.9
Non-compete agreement	5

Summary of Intangible Assets

	December 31, 2023	Additions	Disposals (a)	Software business goodwill impairment loss (b)	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination (c)	December 31, 2024

Cost
Goodwill - acquisition of subsidiaries	5,634,903	—	(44,536)	(3,558,049)	—	—	10	45,787	2,078,115
Customer relationship	1,793,696	4,290	(8,054)	—	—	—	—	5,324	1,795,256
Trademarks and patents	550,999	2,067	(11,829)	—	—	—	—	—	541,237
Software	1,334,698	165,040	(172,031)	—	79,483	—	2,070	10,502	1,419,762
Non-compete agreement	26,024	—	—	—	—	—	—	—	26,024
Operating license	5,674	—	(5,674)	—	—	—	—	—	—
Software in progress	274,608	326,779	(17,230)	—	(79,143)	—	—	—	505,014
Right-of-use assets - Software	50,558	33,394	(1,121)	—	—	—	(2)	—	82,829
	9,671,160	531,570	(260,475)	(3,558,049)	340	—	2,078	61,613	6,448,237
Accumulated amortization
Customer relationship	(343,981)	(60,333)	990	—	—	—	—	—	(403,324)
Trademarks and patents	(20,219)	(9,401)	3,350	—	—	—	—	—	(26,270)
Software	(474,163)	(190,718)	154,787	—	(340)	(413)	(89)	—	(510,936)
Non-compete agreement	(12,834)	(4,872)	—	—	—	—	—	—	(17,706)
Operating license	(5,673)	—	5,673	—	—	—	—	—	—
Right-of-use assets - Software	(19,371)	(15,658)	3,130	—	—	—	—	—	(31,899)
	(876,241)	(280,982)	167,930	—	(340)	(413)	(89)	—	(990,135)

Intangible assets net	8,794,919	250,588	(92,545)	(3,558,049)	—	(413)	1,989	61,613	5,458,102

(a)Includes impairment losses of Software and Software in progress in the amount of R$ 138,337 for cost and R$ 136,433 for accumulated amortization.
(b)More details in Note 11.4.
(c)More details in Note 23.3.

	December 31, 2022	Additions	Disposals	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination	December 31, 2023

Cost
Goodwill - acquisition of subsidiaries	5,647,421	—	—	—	—	(10,358)	(2,160)	5,634,903
Customer relationship	1,793,405	6,285	(7,934)	—	—	—	1,940	1,793,696
Trademarks and patents	551,000	1	(2)	—	—	—	—	550,999
Software	1,162,311	220,627	(62,862)	23,160	681	(11,323)	2,104	1,334,698
Non-compete agreement	26,024	—	—	—	—	—	—	26,024
Operating license	5,674	—	—	—	—	—	—	5,674
Software in progress	66,820	254,664	(23,716)	(23,160)	—	—	—	274,608
Right-of-use assets - Software	88,254	34,163	(71,859)	—	—	—	—	50,558
	9,340,909	515,740	(166,373)	—	681	(21,681)	1,884	9,671,160
Accumulated amortization
Customer relationship	(278,032)	(70,690)	4,741	—	—	—	—	(343,981)
Trademarks and patents	(10,816)	(9,404)	1	—	—	—	—	(20,219)
Software	(337,935)	(184,397)	43,581	—	—	4,588	—	(474,163)
Non-compete agreement	(7,751)	(5,083)	—	—	—	—	—	(12,834)
Operating license	(6,108)	(16)	451	—	—	—	—	(5,673)
Right-of-use assets - Software	(67,935)	(23,280)	71,844	—	—	—	—	(19,371)
	(708,577)	(292,870)	120,618	—	—	4,588	—	(876,241)

Intangible assets, net	8,632,332	222,870	(45,755)	—	681	(17,093)	1,884	8,794,919

Summary of CGU's

		October 31, 2024		October 31, 2023
CGU	Description	Goodwill allocated	Indefinite useful-life intangible assets allocated	Goodwill allocated	Indefinite useful-life intangible assets allocated

CGU 1 – Financial services	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due to the integrated financial solutions provided by them.	443,764,000	14,516,000	444,140	14,497
CGU 2 – Software (a)	This CGU includes technological solutions offered to the Group's customers.	1,630,501,000	245,171,000	5,147,296	248,422
CGU 3 –TAG (b)	Due to the specific service related to financial assets registration provided by this enterprise and its independence of the other Group’s CGUs, the Group considers TAG as a separate CGU.	—	—	—	—

(a)After recognition of impairment loss.
(b)As of December 31, 2023 UGC TAG, was presented together with UGC Pinpag, which was divested on 2024.